INCOME TAX (Details Textual) $ / shares in Units, ¥ in Thousands, MOP in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2016	Nov. 24, 2015	Jun. 30, 2017	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 MOP	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Dec. 31, 2011	Dec. 31, 2008	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Income Tax Disclosure [Line Items]
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)				$ 12,296			$ 12,453	$ 5,027
Undistributed Earnings of Foreign Subsidiaries (in dollars)				447,025			355,454				¥ 2,907,542	¥ 2,320,060
Operating Loss Carry Forwards Expiration				1,927
Withholding tax rate profits of subsidiaries earned										10.00%
Withholding Tax On Capital Gain				3,117
Distributed Earnings				30,100	¥ 200,000
Profits arising from subsidiary with an Maximum exemption | MOP						MOP 300
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax				$ 63,716			$ 63,716
Net Income Per Share Basic [Member]
Income Tax Disclosure [Line Items]
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share) | $ / shares				$ 0.21			$ 0.21	$ 0.09
Net Income Per Share Diluted [Member]
Income Tax Disclosure [Line Items]
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share) | $ / shares				$ 0.20			$ 0.21	$ 0.09
Singapore [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				17.00%	17.00%	17.00%
Operating Loss Carryforwards (in dollars)				$ 34,004
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	25.00%	25.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				16.50%	16.50%	16.50%
Operating Loss Carryforwards (in dollars)				$ 1,116
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				12.00%	12.00%	12.00%
India [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				30.00%	30.00%	30.00%
Italy [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				27.50%	27.50%	27.50%
Italy [Member] | Regional Production Tax [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				3.90%	3.90%	3.90%
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		10.00%
PRC [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards (in dollars)				$ 1,927
Operating Loss Carry Forward Expiration Term				5 years	5 years	5 years
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)				$ 12,296			$ 12,453	$ 5,027
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	25.00%	25.00%				25.00%
Withholding Tax On Capital Gain				$ 1,252			6,028	$ 1,381
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries				30,832			20,508
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax				$ 372,040			$ 268,793
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential									15.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%
Hangzhou Hollysys Automation Company Ltd [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%						15.00%
Beijing Hollysys Company Ltd [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%